Commitments	12 Months Ended
Aug. 31, 2020
Capital commitments [abstract]
Commitments [Text Block]
22. Commitments

As at August 31, 2020, pursuant to the subscription agreements entered into for the August 2020 private placement the Company is required to incur additional CEE of $539,400 by December 31, 2021.